Taxation - NOL (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		25.00%	25.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring in 2021	¥ 3,529,613
Loss expiring in 2022	38,471
Loss expiring in 2023	57,986
Loss expiring in 2024	2,361,845
Loss expiring in 2025	3,439,013
Loss expiring in 2026	547,984
Loss expiring in 2027	2,799,057
Loss expiring in 2028	3,386,670
Loss expiring in 2029	5,333,738
Operating Loss Carryforwards, Total	¥ 21,494,377
State Administration of Taxation, China [Member] | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforward expiration period	1 year
State Administration of Taxation, China [Member] | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforward expiration period	9 years
Tax Authorities In Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carried forward indefinitely	¥ 2,601,564
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carried forward indefinitely	2,394,621
Loss expiring in sixteen years	22,927
Loss expiring in seventeen years	232,098
Loss expiring in eighteen years	¥ 813,638